Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012					$ 406,947
Balance, shares at Dec. 31, 2012
Net loss					$ (91,891)
Recapitalization of Company
Recapitalization of Company, shares
Shares issued for cash
Shares issued for cash, shares
Balance at Dec. 31, 2013		$ 4,700	$ (4,700)	$ 315,056	$ 315,056
Balance, shares at Dec. 31, 2013		47,000,000
Net loss				(453,879)	$ (453,879)
Recapitalization of Company
Recapitalization of Company, shares
Shares issued for cash
Shares issued for cash, shares
Balance at Dec. 31, 2014		$ 4,700	(4,700)	(138,823)	$ (138,823)
Balance, shares at Dec. 31, 2014		47,000,000
Net loss				$ (341,784)	(341,784)
Recapitalization of Company	$ 100	$ 450	99,527		100,077
Recapitalization of Company, shares	1,000,000	4,493,390
Shares issued for cash		$ 111	333,892		$ 334,003
Shares issued for cash, shares		1,112,674			1,112,674
Balance at Sep. 30, 2015	$ 100	$ 5,261	$ 428,719	$ (480,607)	$ (46,527)
Balance, shares at Sep. 30, 2015	1,000,000	52,606,064